Acquisition (Tables)	3 Months Ended
Mar. 31, 2022
Acquisition [Abstract]
Schedule of financial information indicative of the results of future operations
Three months ended March 31, 2021
Net revenue	$–
Net loss	$(4,844,435)
Net loss per share, basic and diluted	$(0.30)